Accounts Receivables (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivables [Abstract]
Allowance for credit losses	$ 72,517	$ 8,056